Provisions (Tables)	12 Months Ended
Dec. 31, 2019
Non-current provision [member]
Statement [LineItems]
Summary of Current Provisions
Non
-
current provisions:

	Legal claims	Obligations for dismantling, removing and site restoration	Total
Balance at 1 January 2019	9,364	259,358	268,722
Provisions recognized	12,187	29,080	41,267
Unwinding of discount	—	14,262	14,262
Transfer to current provisions	(7,916)	—	(7,916)
Effect of changes in exchange rates	—	21,069	21,069

Balance at 31 December 2019	13,635	323,769	337,404

Balance at 1 January 2018	8,887	188,531	197,418
Provisions recognized	5,859	47,580	53,439
Unwinding of discount	—	9,760	9,760
Transfer to current provisions	(5,382)	—	(5,382)
Effect of changes in exchange rates	—	13,487	13,487

Balance at 31 December 2018	9,364	259,358	268,722

Current provision [member]
Statement [LineItems]
Summary of Current Provisions
Current provisions:

	Legal claims	Bonus(*)	Total
Balance at 1 January 2019	8,593	298,475	307,068
Provisions recognized	4,369	521,647	526,016
Payments	(4,344)	(501,234)	(505,578)
Transfers from non-current provisions	7,916	—	7,916
Effect of changes in exchange rates	1,306	6,084	7,390

Balance at 31 December 2019	17,840	324,972	342,812

	Legal claims	Bonus(*)	Total
Balance at 1 January 2018	605,679	229,520	835,199
Provisions recognized/(reversed)(**)	(3,520)	408,740	405,220
Payments	(626,214)	(338,650)	(964,864)
Unwinding of discount	26,185	—	26,185
Transfers from non-current provisions	5,381	—	5,381
Disposal of subsidiaries	—	(2,070)	(2,070)
Effect of changes in exchange rates	1,082	935	2,017

Balance at 31 December 2018	8,593	298,475	307,068

(*)	Includes share-based payment (Note 30).
(**)	Refer to Note 38.1 and 38.3 for legal claim.